Goodwill	6 Months Ended
Jun. 30, 2020
Disclosure Text Block Supplement [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the six months ended June 30, 2020 and the year ended December 31, 2019 are as follows:

	Year ended December 31,	Six months ended June 30,
		Unaudited

Balance at the beginning of the period	$166,094	$170,703

Acquisitions	622	15,715
Functional currency translation adjustments	3,987	(324)

	$170,703	$186,094